Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	EBITDA
Year	($)	($)(1)	($)	($)(1)	($)	($)(2)	($)	($)(3)
2022	11,192	11,192	1,399,769	(736,820)	184.85	112.44	351,031,000	653,390,000
2021	20,011,035	20,011,035	3,077,543	5,361,043	306.20	172.56	642,075,000	942,126,000
2020	10,971	10,971	3,741,159	4,059,400	190.21	145.48	344,215,000	564,989,000

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Matthew Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Matthew Wagner
2020	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Melvin Flanigan

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
		Average Non-		Average Non-		Average Non-
Adjustments	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,479,980)	(19,999,992)	(1,310,415)	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	1,781,691	—	1,336,028	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	19,999,992	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	701,545	—	1,496,963	—	(1,611,923)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	448,878	—	760,924	—	(524,666)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(133,893)	—	—	—	—
TOTAL ADJUSTMENTS	—	318,241	—	2,283,500	—	(2,136,589)

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Retailing Index.
(3)

Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as net income before other interest expense, net (excluding floor plan interest expense), provision for income tax expense and depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, loss and expense on debt restructure, long-lived asset impairment, lease termination costs, gains and losses on sale or disposal of assets, net, equity-based compensation, Tax Receivable Agreement liability adjustment, restructuring costs related to the 2019 Strategic Shift, and other unusual or one-time items. For a reconciliation of Adjusted EBITDA to net income, see “Non-GAAP Financial Measures” in Item 7 of Part II of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the

Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Matthew Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Matthew Wagner
2020	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara Ward and Melvin Flanigan

Peer Group Issuers, Footnote [Text Block]
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Retailing Index.

PEO Total Compensation Amount	$ 11,192	$ 20,011,035	$ 10,971
PEO Actually Paid Compensation Amount	$ 11,192	20,011,035	10,971
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
		Average Non-		Average Non-		Average Non-
Adjustments	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,479,980)	(19,999,992)	(1,310,415)	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	1,781,691	—	1,336,028	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	19,999,992	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	701,545	—	1,496,963	—	(1,611,923)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	448,878	—	760,924	—	(524,666)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(133,893)	—	—	—	—
TOTAL ADJUSTMENTS	—	318,241	—	2,283,500	—	(2,136,589)

Non-PEO NEO Average Total Compensation Amount	$ 1,399,769	3,077,543	3,741,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ (736,820)	5,361,043	4,059,400
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
		Average Non-		Average Non-		Average Non-
Adjustments	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,479,980)	(19,999,992)	(1,310,415)	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	1,781,691	—	1,336,028	—	—
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	19,999,992	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	701,545	—	1,496,963	—	(1,611,923)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	448,878	—	760,924	—	(524,666)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(133,893)	—	—	—	—
TOTAL ADJUSTMENTS	—	318,241	—	2,283,500	—	(2,136,589)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, as well as the relationship between our TSR and the Peer Group TSR, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, as well as the relationship between our TSR and the Peer Group TSR, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, as well as the relationship between our TSR and the Peer Group TSR, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, as well as the relationship between our TSR and the Peer Group TSR, (ii) our net income, and (iii) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe Adjusted EBITDA represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022.

For additional details regarding our most important financial performance measure, please see the sections titled “Fiscal Year 2022 Overall Performance” and “Annual Performance-Based Cash Incentives” in our CD&A elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 184.85	306.20	190.21
Peer Group Total Shareholder Return Amount	112.44	172.56	145.48
Net Income (Loss)	$ 351,031,000	$ 642,075,000	$ 344,215,000
Company Selected Measure Amount	653,390,000	942,126,000	564,989,000
PEO Name	Marcus A. Lemonis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(3)

Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as net income before other interest expense, net (excluding floor plan interest expense), provision for income tax expense and depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, loss and expense on debt restructure, long-lived asset impairment, lease termination costs, gains and losses on sale or disposal of assets, net, equity-based compensation, Tax Receivable Agreement liability adjustment, restructuring costs related to the 2019 Strategic Shift, and other unusual or one-time items. For a reconciliation of Adjusted EBITDA to net income, see “Non-GAAP Financial Measures” in Item 7 of Part II of our Annual Report on Form 10-K for the fiscal year ended December 31, 2022. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the

Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (19,999,992)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,999,992
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,310,415)	$ (2,479,980)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,336,028	1,781,691
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,611,923)	1,496,963	701,545
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(524,666)	760,924	448,878
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(133,893)
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,136,589)	$ 2,283,500	$ 318,241